Options Issued to Employees	12 Months Ended
Dec. 31, 2014
Options Issued to Employees [Abstract]
Options Issued to Employees
26.	Options Issued to Employees

TRIT's 2009 Share Incentive Plan permits the Company to offer up to 525,500 shares, options and other securities to its employees and directors. On September 9, 2009, TRIT granted 525,500 share options with an exercise price equal to $6.75 to its senior management and employees. The options will vest on a schedule spanning 5 years contingent upon continuous service and will have 10-year contractual terms from September 9, 2009. The options will vest over five years at a rate of 20% per year, with the first 20% vesting on September 9, 2010. Certain options provide for accelerated vesting upon a change in control (as defined in the employee share option plan).

The fair value of options on the grant-date of September 9, 2009 was $3.53 per share, which was estimated by using the Black-Scholes Model. The total fair value of the options was $1,855,015. 525,500 and 422,200 options were vested as of December 31, 2014 and 2013, respectively. 93,700 and 93,700 options were exercised as of December 31, 2014 and 2013, respectively. A total of 9,000 and 9,000 options were forfeited as of December 31, 2014 and 2013, respectively.

TRIT's 2011 Share Incentive Plan (the “2011 Plan”) approved by its shareholders permits the Company to offer up to 474,008 shares, options and other securities to its employees and directors. In connection with the 2011 Plan, on June 5, 2012, TRIT granted 450,016 share options to its senior management and directors, out of which 225,008 share options were with an exercise price equal to $7.63, the exercise price for the remaining 225,008 share options equals to the closing price of the Company's ordinary shares on January 1, 2013, which was $2.75. 225,008 share options were vested immediately at the grant date, the remaining 225,008 share options were vested on January 1, 2013.

The fair value of the 255,008 share options on the grant-date June 5, 2012 was $1.55 per share, which was estimated by using the Binominal Model. Valuation assumptions used in the Binominal option-pricing model for options issued include (1) discount rate of 3.07% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected volatility of 38%, and (3) zero expected dividends. The total fair value of the options was $348,762. The fair value of the remaining 225,008 options vested on January 1, 2013 was $1.20 per share, which was estimated by using the Binominal Model. Valuation assumptions used in the Binominal option-pricing model for options issued include (1) discount rate of 2.5% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected volatility of 47%, and (3) zero expected dividends. The total fair value of the remaining options was $270,010.

Also in connection with the 2011 Plan, on June 4, 2012, TRIT granted 23,000 share options with an exercise price equal to $4.45 to its senior management, out of which half was vested on December 31, 2012 and 2013, respectively. The fair value of options per share on the grant-date of June 4, 2012 was $2.07, estimated by using the Binominal Model. Valuation assumptions used in the Binominal option-pricing model for options issued include (1) discount rate of 3.15% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected volatility of 45%, and (3) zero expected dividends. The total fair value of the options was $47,610.

Also in connection with the 2011 Plan, on September 17, 2012, TRIT granted 10,000 share options with an exercise price equal to $3.77 to its directors, out of which half was vested on September 18, 2012 and 2013, respectively. The fair value of options per share on the grant-date of September 17, 2012 was $1.68, estimated by using the Binominal Model. Valuation assumptions used in the Binominal option-pricing model for options issued include (1) discount rate of 2.41% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected volatility of 46%, and (3) zero expected dividends. The total fair value of the options was $16,800.

The total option compensation expense recognized were $379,763, $427,004 and $ 1,045,477 for the years ended December 31, 2014, 2013 and 2012.

The following table summarizes the outstanding options, related weighted average fair value and life information as of December 31, 2014.

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number outstanding as of December 31, 2014	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price
$3.77 - $7.63	905,816	$5.93	4.41	905,816	5.93

A summary of option activity under the employee share option plan as of December 31, 2014, 2013 and 2012 and changes during the years then ended is presented below:

Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2014	905,816	$5.93	5.41	-
Granted during the period	-	$-	-	-
Exercised during the period	-	$-	-	-
Forfeited during the period	-	$-	-	-
Outstanding as of December 31, 2014	905,816	$5.93	4.41	-

Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2013	905,816	$5.93	6.41	-
Granted during the period	-	$-	-	-
Exercised during the period	-	$-	-	-
Forfeited during the period	-	$-	-	-
Outstanding as of December 31, 2013	905,816	$5.93	5.41	-

Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2012	438,904	$6.75	2.69	-
Granted during the period	483,016	$5.13	9.47	-
Exercised during the period	-	$-	-	-
Forfeited during the period	(16,104)	$7.43	-	-
Outstanding as of December 31, 2012	905,816	$5.93	6.41	-

A summary of unvested options under the employee share option plan as of December 31, 2014, 2013 and 2012 and changes during the year then ended is presented below:

Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2014	103,300	$3.48
Granted during the period	-	$-
Vested during the period	(103,300)	$3.53
Forfeited during the period	-	$-
Unvested as of December 31, 2014	-	$-
Expected to vest thereafter	-	$-

Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2013	437,004	$2.32
Granted during the period	-	$-
Vested during the period	(333,704)	$1.96
Forfeited during the period	-	$-
Unvested as of December 31, 2013	103,300	$3.48

Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2012	309,900	$3.53
Granted during the period	483,016	$1.41
Vested during the period	(339,808)	$2.16
Forfeited during the period	(16,104)	$1.72
Unvested as of December 31, 2012	437,004	$2.32

 As of December 31, 2014, there is no unrecognized compensation.